Note 14 - Shareholder Advances and Prefundings Related to The Anticipated Bridge Financing	9 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Shareholder Advances [Text Block]

14. SHAREHOLDER ADVANCES AND PREFUNDINGS RELATED TO THE ANTICIPATED BRIDGE FINANCING

Through May 12, 2023, the Company raised $538,000 in the form of shareholder advances from two different investors to support operations in advance of the Company’s prospective Uplisting Transaction. On May 15, 2023, $488,000 of these shareholder advances, which were contributed by a single investor, were converted to an Unsecured convertible note (the “Third Note”) in connection with the Third Closing of the 2022 Convertible Note Offering (see Notes 11 and 15). The remaining $50,000 that was raised by the Company in the form of shareholder advances was repaid per the agreed terms on July 7, 2023 for $60,000.

On May 18, 2023 and May 31, 2023, the Company raised $340,000 and $350,015 from a shareholder and a third-party investor, respectively, to support operations in advance of the Company’s anticipated closing of the Bridge Offering (as defined below, see Note 15). On July 7, 2023, the amount prefunded by the current shareholder was included in the first closing of the Bridge Offering. The amount prefunded by the third party investor is expected to be included in a subsequent closing of the Bridge Offering.